ACCOUNTS RECEIVABLE, NET (Details Narrative)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Remaining receivable impaired and written off	$ 34,538
Dogness Network Technology Co Ltd [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable			$ 12,135		¥ 86,924
Proceeds accounts receivable, previously written off, recovery	3,055	¥ 20,723
Remaining receivable impaired and written off	$ 9,758	¥ 66,201
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	81.60%	81.60%
Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 1,400,000			¥ 9,400,000